Related party transactions	12 Months Ended
Aug. 31, 2025
Related party transactions
Related party transactions

21. Related party transactions

Companies related through common ownership:

EB Rental Ltd. (prior to June 3, 2021)

7858078 Canada Inc. (prior to June 3, 2021)

Montana Strategies Inc. (prior to April 25, 2024)

Strategies EB Inc. (prior to April 25, 2024)

Key management personnel of the Company have control over the following entities:

California Electric Boat Company Inc.

Hurricane Corporate Services Ltd. (prior to March 1, 2024)

Mac Engineering SASU (prior to July 11, 2025)

Marine Ventures LLC (since June 20, 2025)

1925 Holiday Holdings LLC (since June 20, 2025)

300 US 1 Holdings LLC (since June 20, 2025)

Palm City Marine LLC (since June 20, 2025)

NVPB Marina Holdings LLC (since June 20, 2025)

NV FL 1440 Holdings LLC (since June 20, 2025)

NV FL Holdings LLC (since June 20, 2025)

Nautical Ventures South Inc. (since June 20, 2025)

Ultimate founder shareholders and their individually controlled entities

Alexandre Mongeon

Patrick Bobby

Robert Ghetti

9335-1427 Quebec Inc.

9519-0682 Quebec Inc.

Immobilier R. Ghetti Inc.

Société de Placement Robert Ghetti Inc.

The following table summarizes the Company’s related party transactions for the fiscal years ended August 31,:

	2025	2024	2023
	$	$	$
Expenses
Research and development
Mac Engineering, SASU	997,479	2,028,793	405,416
Office salaries and benefits
Montana Strategies Inc.	—	—	21,481
Interest expense
Roger Moore	45,448	—	—
Rent expense
California Electric Boat Company	196,129	16,503	—
Marine Ventures LLC	148,032	—	—
Income booked through Contributed Surplus
Management fees
Marine Ventures LLC	254,084	—	—

The Company leases its Boisbriand premises from California Electric Boat Company Inc. Prior to August 1, 2024, this lease was accounted for as a right-of-use asset and lease liability. However, on August 1, 2024, the lease was renegotiated for a one year term only and ceased to be accounted for as a right-of-use asset and lease liability. As such, as at August 31, 2025, the right-of-use asset for this lease was nil (August 31, 2024 – nil; August 31, 2023 – $939,014) and the lease liability was nil (August 31, 2024 – nil; August 31, 2023 – $1,031,202).

The following table summarizes the remuneration of directors and key management of the Company for the fiscal years ended August 31,:

	2025	2024	2023
	$	$	$
Wages	1,106,020	1,364,939	1,817,918
Share-based payments – capital stock	110,604	84,637	320,264
Share-based payments – stock options	18,146	104,255	283,844
	1,234,770	1,553,831	2,422,026

At the end of the year, the amounts due to and from related parties are as follows:

	2025	2024
	$	$
Share subscription receivable
9335-1427 Quebec Inc.	18,193	18,530
Alexandre Mongeon	10,333	10,526
	28,526	29,056

Current advances due from related party
Alexandre Mongeon	—	62,270

Amounts due to related parties included in trade and other payables
Alexandre Mongeon	16,946	63,859
Xavier Montagne	—	8,609
Raffi Sossoyan	7,277	8,524
Roger Moore*	19,520	—
Daniel Rathe	6,154	—
California Electric Boat Company	—	146,662
Mac Engineering, SASU	—	746,083
	49,897	973,737

*includes interest payable at August 31, 2025 of $6,058 (2024 - nil)

Proceeds receivable from related parties
Non-interest bearing demand note receivable from Marine Ventures LLC (note 6)	3,422,154	—
Contingent receivable from Marine Ventures LLC (note 6)	6,967,763	—
	10,389,917	—

Purchase consideration payable to related party
Initial Convertible Note due to Roger Moore (note 6 and 20)	3,111,810	—
Subsequent Convertible Note due to Roger Moore (note 6 and 20)	653,262	—
Real Estate Note due to Roger Moore (note 6 and 20)	1,283,484	—
	5,048,506	—

Share subscription receivable, current advances due to related party and amounts due to related parties included in trade and other payables are non-interest bearing and have no specified terms of repayment.